Leases	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Leases

Note 16—Leases

Lease commitments

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All of the Company’s real estate leases are classified as operating leases.

The Company has entered into seven non-cancellable operating lease agreements with term more than one year for office spaces expiring through December 2022. Upon adoption of FASB ASU 2016-02, the Company recognized approximately RMB 1.8 million right of use (“ROU”) assets and same amount of lease liabilities based on the present value of the future minimum rental payments of leases, using a weighted average discount rate of 7% based on duration of lease terms. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration and the weighted average remaining lease terms are 1.5 years.

Operating lease expenses are allocated between the cost of revenue and selling, general, and administrative expenses. Rent expense for the years ended December 31, 2018, 2019 and 2020 was RMB 3,359,469, RMB 3,707,039 and RMB 3,770,003 (USD 577,787), respectively.

The maturity of the Company’s lease obligations is presented below:

Twelve Months Ending December 31,	Operating Lease Amount		Operating Lease Amount
	RMB		USD
2021	2,834,662	*	434,438
2022	640,628		98,183
Total lease payments	3,475,290		532,621
Less: Interest	(101,540)		(15,562)
Present value of lease liabilities	3,373,750		517,059

*	Include the operating leases with a term less than one year.